General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
General And Administrative Expenses

16. General and Administrative Expenses

General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	December 31,
	2015	2016	2017
Management fees - related party	$10,764	$11,611	$13,511
Professional fees (legal and accounting)	906	528	687
Compensation for Directors and Officers	1,712	1,907	468
Listing fees and expenses	90	107	96
Miscellaneous	1,145	1,228	1,356
Total	$14,617	$15,381	$16,118